Joint Ventures and Equity Investments (Income Statement for the Company's Joint Ventures) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended											9 Months Ended				12 Months Ended
		Mar. 15, 2013	May. 31, 2013	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 09, 2014
Investments in and Advances to Affiliates [Line Items]
Revenues				$ 19			$ (25)								$ (10)		$ (62)
Interest				9,227			4,934								23,225		11,070		$ 16,586		$ 1,732
Total expenses				61,473			36,656								163,129		80,904		124,317		52,821		$ 48,928
Net income (loss) from continuing operations				2,051	[1]	$ (5,721)	(2,417)	[1]	$ 63,746	$ (415)	$ (1,548)	$ 1,005	$ (3,719)	$ (3,910)	1,669	[1]	60,914	[1]	55,193	[2]	(8,172)	[2]	(18,341)	[2]
Net gains (loss) from disposals		$ 389,140		392											593						389,140		15,967
Provisions for taxes				(985)		162	(165)		(437)	(369)	(803)	(744)	(4,441)	(405)	(2,116)		(971)		(809)		(6,393)		(3,330)
Net income (loss)				1,990		(5,591)	(2,354)		63,351	(501)	(5,947)	491	(4,894)	395,177	1,729		60,496		54,905		384,827		(171,548)
Company's equity in net income (loss) within continuing operations				(1,096)		$ 103	103		$ 1,125	$ 628	$ (2,854)	$ 983	$ (2,603)	$ (1,188)	(974)		1,856		1,959		(5,662)		(2,904)
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total		$ 389,140		392											593						389,140		15,967
Bank of America Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Net income (loss)				2,322											2,750				5,225
Company's equity in net income (loss) within continuing operations																	1,547
Business acquisition, percentage of voting interests acquired																									50.00%
Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Revenues				1,975	[3]		959	[4]							4,249	[3]	31,689	[4]	32,648	[5]	71,839		8,431
Operating expenses				375	[3]										903	[3]	14,204	[4]	14,204	[5]	37,459		6,551
Acquisition expenses	[3]			5,289											5,289
Interest				700	[3]		534	[4]							1,795	[3]	5,597	[4]	6,130	[5]	18,328		4,136
Depreciation				820	[3]		312	[4]							1,658	[3]	8,358	[4]	8,671	[5]	18,469		2,290
Total expenses				7,184	[3]		846	[4]							9,645	[3]	28,159	[4]	29,005	[5]	74,256		12,977
Net income (loss) from continuing operations				(5,209)	[3]		113	[4]							(5,396)	[3]	3,530	[4]	3,643	[5]	(2,417)		(4,546)
Loss on derivatives	[3]			(591)											(591)
Net gains (loss) from disposals																	(215)	[4]	(215)	[5]	(9,046)
Provisions for taxes				(178)	[3]										(178)	[3]	(41)	[4]	(41)	[5]
Net income (loss)				(5,978)	[3]		113	[4]							(6,165)	[3]	3,274	[4]	3,387	[5]	(11,463)		(4,546)
Company's equity in net income (loss) within continuing operations				$ (1,096)	[3]		$ 103	[4]							$ (974)	[3]	1,856	[4]	1,959	[5]	(5,662)		(2,904)
Company's equity in net loss within discontinued operations																					(804)		(5,611)
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total																	$ (215)	[4]	(215)	[5]	(9,046)
Bank of America Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Net gains (loss) from disposals			$ (4,577)
Company's equity in net income (loss) within continuing operations																			$ 1,546		$ (5,874)		$ (3,020)
Business acquisition, percentage of voting interests acquired																									50.00%
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total			$ (4,577)

[1]	Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[2]	Net income (loss) from continuing operation represents income (loss) before discontinued oeprations.Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[3]	The results of operations for the three and nine months ended September 30, 2015 include the Gramercy European Property Fund's results for the period as the equity investment was formed by the Company and several investment partners in December 2014.
[4]	The results of operations for the nine months ended September 30, 2014 include the Bank of America Portfolio joint venture's results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio, on June 9, 2014, the results of operations for the Bank of America Portfolio are consolidated into the Company's Condensed Consolidated Statements of Operations.
[5]	The results of operations for the year ended December 31, 2014 includes the Bank of America joint venture's results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio, the results of operations for the Bank of America Portfolio are consolidated into the Company's Consolidated Statements of Operations.